Basis for the Preparation of these Financial Statements and Applicable Accounting Standards (Policies)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Assets and liabilities denominated in foreign currency
3.1	Assets and liabilities denominated in foreign currency :
The Bank considers the Argentine Peso as its functional and presentation currency. The assets and liabilities denominated in foreign currency, mainly in US dollars, were valued at BCRA benchmark US dollar exchange rate effective as of the closing date of transactions on the last business day of each fiscal year.
Additionally, assets and liabilities denominated in other foreign currencies were translated at the repo exchange rate in US dollars communicated by the BCRA’s dealing room. Foreign exchange differences were recorded in the related Statements of income as “Difference in quoted prices of gold and foreign currency”.

Financial Instruments
3.2	Financial Instruments
Initial Recognition and Measurement
The Bank recognizes a financial instrument when it becomes party to the contractual provisions thereof.
The purchase and sale of financial assets requiring the delivery of assets within the term generally established by the rules and regulations or the market conditions are recorded on the transaction’s trading date, i.e. on the date the Bank undertakes to acquire or sell the relevant asset.
At initial recognition, the financial assets and liabilities were recognized at fair value. Those financial assets and liabilities not recognized at fair value through profit or loss, were recognized at fair value adjusted for transaction costs directly attributable to the acquisition or issue of the financial asset or liability.
At initial recognition, the fair value of a financial instrument is generally the transaction price. Nevertheless, if part of the consideration received or paid is for something other than the financial instrument, the Bank estimates the fair value of the financial instrument. If the fair value is based on a valuation technique that uses only data from observable markets, the Bank shall recognize the difference between fair value at the initial recognition and the transaction price as gain or loss. When the fair value is based on a valuation technique that uses data from non-observable markets, the Bank shall recognize that deferred difference in profit or loss only to the extent that it arises from a change in a factor (including time) that market participants would take into account when pricing the asset or liability, or when the instrument is derecognized.
Finally, in the normal course of business, the Bank arranges repo transactions. According to IFRS 9, assets involved in repurchase and reverse repurchase transactions and received from or delivered to third parties, respectively, do not qualify to be recognized or derecognized, respectively (see Note 7).

Subsequent measurement – Business Model
The Bank established three categories for the classification and measurement of its debt instruments, in accordance with the Bank’s business model to manage them and the contractual cash flow characteristics thereof:

•	At amortized cost: the objective of the business model is to hold financial assets in order to collect contractual cash flows.

•
At fair value through other comprehensive income: the objective of the business model is both collecting the contractual cash flows of the financial asset and/or of those derived from the sale of the financial asset.

•	At fair value from profit or loss: the objective of the business model is generating income derived from the purchase and sale of financial assets.
Therefore, the Bank measures its financial assets at fair value, except for those that meet the following two conditions and are measured at amortized cost:

•	The financial assets are held within a business model whose objective is to hold financial assets in order to collect contractual cash flows.

•	The contractual terms of the financial asset give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.
The Bank’s business model is determined at a level that reflects how groups of financial assets are managed together to achieve a particular business objective.
The business model is not assessed on an instrument-by-instrument approach, but it should rather be determined on a higher level of aggregation and is based on observable factors such as:

•	How the performance of the business model and the financial assets held within that business model are evaluated and reported to the Bank’s key management personnel.

•	The risks that affect the performance of the business model (and the financial assets held within that business model) and, in particular, the way in which those risks are managed.

•	The expected frequency, value, timing and reasons of sales are also important aspects.
The assessment of the business model is performed on the basis of scenarios that the Bank reasonably expects to occur, without taking into account the scenarios such as the so-called ‘worst case’ or ‘stress case’ scenarios. If after the initial recognition cash flows are realized in a way that is different from the Bank’s expectations, the classification of the remaining financial assets held in that business model does not change, but it rather considers all relevant information to assess the newly originated or newly purchased financial assets.
Test of solely payments of principal and interest (the SPPI test)
As part of the classification process, the Bank assessed the contractual terms of its financial assets in order to determine if such financial instruments give rise to cash flows on specific dates which are solely payments of principal and interest on the principal amount outstanding.
For the purposes of this assessment, “principal” is defined as the fair value of the financial asset at initial recognition, provided such amount may change over the life of the financial instrument, for example, if there are repayments of principal or premium amortization or discount.
The most significant elements of interest within a loan agreement are typically the consideration for the time value of money and credit risk.
For the SPPI test, the Bank applies judgment and considers relevant factors such as the currency in which the financial asset is denominated and the period for which the interest rate is set.
However, contractual terms that introduce exposure to risks or volatility in the contractual cash flows that are unrelated to a basic lending arrangement do not give rise to contractual cash flows that are solely payments of principal and interest on the principal amount outstanding. In such cases, financial assets are required to be measured at fair value through profit or loss.
Therefore, the financial assets were classified pursuant to the above expressed as “Financial assets at fair value through profit or loss”, “Financial assets at fair value through other comprehensive income” or “Financial assets at amortized cost”. Such classification is disclosed in Note 13.

•	Financial assets and liabilities at fair value through profit or loss
This category presents two subcategories: financial assets at fair value held for trading and financial assets initially designated at fair value by the Management or under section 6.7.1. of IFRS 9. The Bank’s Management has not designated, at the beginning, financial assets at fair value through profit or loss.
The Bank classifies the financial assets as held for trading when they have been acquired or incurred principally for the purpose of selling or repurchasing them in the short term or when they are part of a portfolio of identified financial instruments that are managed together and for which there is evidence of a recent actual pattern of short-term profit-taking.
Financial assets and liabilities at fair value through profit or loss are recognized at fair value in the consolidated statement of financial position. Changes in fair value are recognized under the item “Net gain from measurement of financial instruments at fair value through profit or loss” in the consolidated statement of income, as well as interest income or expenses and dividends pursuant to the contractual terms and conditions, or when the right to receive payment of the dividend is established.
The fair value estimation is explained in detail in section “Accounting judgments, estimates and assumptions” of this note, and Note 13 describes the valuation process of financial instruments at fair value.

•	Financial assets at fair value through other comprehensive income (OCI)
A financial asset shall be measured at fair value through other comprehensive income if (i) the financial instrument is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets and (ii) the contractual terms of the financial asset meet the determination that cash flows are solely payments of principal and interest on the principal amount outstanding.
Debt instruments at fair value through other comprehensive income are recognized in the consolidated statement of financial position at fair value. Profit and loss derived from changes in fair value are recognized in the consolidated statement of other comprehensive income as “Net gain from financial instruments measured at fair value through other comprehensive income”. Interest income (calculated by the “effective interest method”, which is explained in the following section), profit and loss from translation differences and impairment are recognized in the consolidated statement of income in the same manner as for financial assets measured at amortized cost and are disclosed as “Interest income”, “Differences in quoted prices of gold and foreign currency” and “Credit loss expense on financial assets”, respectively.
When the Bank has more than one investment on the same security, it must be considered that they shall be disclosed using the first-in first-out costing method.
On derecognition, accumulated gains and losses previously recognized in OCI are reclassified to profit or loss.

•	Financial assets at amortized cost – Effective interest method
They represent financial assets held in order to collect contractual cash flows and the contractual terms of which give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
After initial recognition, these financial assets are recognized in the consolidated statement of financial position at amortized cost using the effective interest method, less a loss allowance for expected credit losses (ECL).
Interest income and impairment are disclosed in the consolidated statement of income as “Interest income” and “Credit loss expense on financial assets”, respectively. Changes in the allowance for ECL are presented in Note 9.
The effective interest method uses the rate that allows the discount of estimated future cash payments or receipts through the expected life of the financial instrument or lesser term, if applicable, to the net carrying amount of such financial instrument. When applying this method, the Bank identifies points paid or received, fees, premiums, discounts and transaction costs, incremental and direct costs as an integral part of the effective interest rate (hereinafter, EIR). For such purposes, interest is the consideration for the time value of money and for the credit risk associated with the amount of principal outstanding during a specific period of time.
When a financial asset becomes credit-impaired (as set out in Note 3.2.4) and is therefore regarded a ‘Stage 3’, the Bank calculates interest income by applying the effective interest method to the net amortized cost of the financial asset. If the financial asset cures (as outlined in Note 3.2.4) and is no longer credit-impaired, the Bank reverts to calculating interest income on a gross basis.

3.2.1	Cash and deposits in banks
They were valued at their nominal value plus the relevant accrued interest, if applicable. Accrued interests were allocated in the consolidated statement of income as “Interest income”.

3.2.2	Repo transactions (purchase and sale of financial instruments)
These transactions were recognized in the consolidated statement of financial position as financing granted (received), under “Repo transactions”.
The difference between purchase and sale prices of such instruments were recognized as interest accrued during the effective term of the transactions using the effective interest method and were allocated in the consolidated statement of income as “Interest income” and “Interest expense”.

3.2.3	Loans and other financing
They are non-derivative financial assets that the Bank holds within a business model whose objective is to hold financial assets in order to collect contractual cash flows and the contractual terms of which give rise, on specified dates, to cash flows that are solely payments of principal and interest on the principal amount outstanding.
After initial recognition, loans and other financing were measured at amortized cost using the effective interest method, less a loss allowance for ECL. The amortized cost was calculated taking into account any discount or premium incurred in the origination or acquisition, and origination fees or commissions, which are part of the EIR. Income from interest was allocated in the consolidated statement of income as “Interest income”.

3.2.4	Impairment of financial assets
The accounting policy adopted on the impairment of financial assets not measured at fair value through profit or loss is detailed below:

3.2.4.1	Overview of the ECL principles
The Bank recognizes a loss allowance for ECL on loans, other financing and other debt instruments not measured at fair value through profit or loss along with loan commitments and financial guarantee contracts (not measured at fair value through profit or loss) and contract assets and accounts receivable on loans; hereinafter, the “financial instruments”. Investments in equity instruments are not subject to impairment under IFRS 9.
The loss allowance for ECL is based on credit losses expected to arise during the life of a financial asset (lifetime ECL), unless there was no significant increase in credit risk since initial recognition, in which case the loss allowance is based on 12-month ECL. The Bank’s policies to determine whether credit risk increased significantly are included in Note 52.1.1 “Assessment of credit risk impairment”, section “Definitions of significant increase in risk (SICR), impairment and default”.
12-month ECL is the portion of lifetime ECL that results from default events on a financial instrument that are possible within the 12 months after the reporting date.
Lifetime ECL and 12-month ECL are calculated on individual or collective bases according to the nature of the portfolio of financial instruments. The Bank’s policy to group the financial assets measured on a collective basis are explained in Note 52.1.1, sections “Customers analyzed on a collective basis” and “Customers analyzed on an individual basis”.
The Bank adopted a policy to assess, at the end of each reporting period, whether there was a significant increase in the credit risk of a financial instrument since initial recognition considering the change in risk that the default may occur during the remaining life of a financial instrument. This is further explained in Note 52.1.1, section “Definitions of significant increase in risk (SICR), impairment and default”.

According to the aforementioned process, the Bank groups its financial instruments into Stage 1, Stage 2 and Stage 3, also covering purchased or originated financial instruments that are credit impaired, as described below:

•
Stage 1: When financial instruments are recognized for the first time, the Bank recognizes a loss allowance according to 12-month ECL. Stage 1-financial instruments also include credit lines in which credit risk improved within the parameters established by the Bank and the financial instrument was reclassified to another stage.

•
Stage 2: When a financial instrument shows a SICR since initial recognition, the Bank books a loss allowance for lifetime ECL. Stage 2-financial instruments also include credit lines in which credit risk improved within the parameters established by the Bank and the financial instrument was reclassified to Stage 3.

•
Stage 3: Financial instruments which credit value is impaired (as described in Note 52.1.1, section “Definitions of significant increase in risk (SICR), impairment and default”.) The Bank books a loss allowance for lifetime ECL.

•
Purchased or originated financial instruments that are credit impaired: financial instruments that are credit impaired upon initial recognition. Purchased or originated financial instruments that are credit impaired are booked at fair value upon initial recognition and interest income is recognized subsequently at a credit-adjusted effective interest rate. The loss allowance of ECL is only recognized or reversed provided that there is a subsequent change in ECL. The Bank did not purchase or generate credit-impaired financial instruments.

The Bank reduces the carrying amount of the financial instruments which amount owed it does not expect to recover in part or in full. This is considered a derecognition of the financial instrument.

3.2.4.2	The calculation of ECL
The key parameters to calculating ECL are as follows:

•
Probability of default (PD): It is an estimate of the probability of default during a certain time horizon. A default may occur only at a certain time during the period assessed if the credit line was not derecognized before and is still part of the portfolio. The concept of probability of default is explained in Note 52.1.1, section “Probability of default (PD)”.

•
Exposure at default (EAD): It is an estimate of the exposure to a future default date considering the expected changes in exposure after reporting date, including the settlement of principal and interest, whether they are scheduled by the agreement or otherwise, the expected disbursements on committed credit lines and interest accrued on late payments. The exposure at default is explained in Note 52.1.1 section, “Exposure at default (EAD)”.

•
Loss given default (LGD): It is an estimate of the loss arising in the event of default in a certain term. It is based on the difference between contractual cash flows and cash flows expected by the lender, including the performance of a guarantee or credit improvements related to the loan. In general, it is expressed as a percentage of the exposure at default. Further information of LGD is included in Note 52.1.1, section “Loss given default (LGD)”.

For overdrafts which include both a loan and an unused loan commitment, ECL are calculated and disclosed with the loan. For loan commitments (including credit cards) and financial guarantee contracts, ECL are recognized in “Provisions”.
The method for calculating ECL is summarized below:

•
Stage 1: 12-month ECL are calculated as a portion of lifetime ECL, accounting for the ECL of financial instruments from default within the 12 months subsequent to year-end. The Bank calculates the allocation of 12-month ECL based on the expectation of default within 12 months after year-end. These expected 12-month probabilities of default are applied to an EAD and multiplied by the expected LGD and discounted to the original effective interest rate.

•
Stage 2: When a financial instrument shows a significant increase in credit risk since initial recognition, the Bank books a loss allowance for lifetime ECL. The method is similar to the one explained above, including the use of different scenarios, but PD is estimated over the remaining life of the instrument. Expected cash shortfalls are discounted to the original effective interest rate.

•
Stage 3: For financial instruments considered credit-impaired, the Bank recognizes the ECL for the remaining life of these financial instruments. The method is similar to those used by Stage 2-financial instruments, with a PD set at 100%.

•
Loan commitments and credit cards: Upon estimating the lifetime ECL for loan commitments, the ECL are the present value of the difference between the cash flows owed to the bank and the expected cash flows if the loan is withdrawn during the 12 months or expected lifetime. The cash flows are discounted at the original effective interest rate of each transaction.

•
Guarantees and other commitments: The Bank’s liability under each guarantee is measured at the higher of the amount initially recognized less cumulative amortization recognized in the statement of income and the ECL provision. To such end, the Bank estimates the ECL based on the present value of the payments expected to be disbursed to the guarantee holder should the debtor fail to pay the debt. Cash flows are discounted by the risk-adjusted interest rate relevant to the disclosure. The ECL related to financial guarantee contracts are recognized in “Provisions”.

In all these scenarios, the ECL are adjusted on a forward-looking base, weighing the three probable macroeconomic scenarios, as explained in section 3.2.4.3 “Prospective information”.

3.2.4.3	Prospective information
To determine a loss allowance in the calculation of ECL, the impact of the main macroeconomic variables should be analyzed to adjust historical information to the current conditions and short-term prospects. To such end, different and probable macroeconomic scenarios (base case, favorable and downside) should be weighed upon using relevant variables in assessing credit risk (such as GDP growth, interest rate and CPI).
The inputs and models used for calculating ECL may not always capture all market characteristics as of the date of these consolidated Financial Statements. Consequently, the Bank may consider certain qualitative temporary adjustments to ensure that they are taken into account if they are material. Further information is included in Note 52.1.2 “Prospective information used in ECL models”.

3.2.4.4	Debt instruments measured at fair value through other comprehensive income
The ECL of the debt instruments measured at fair value through other comprehensive income does not reduce the carrying amount of these financial instruments in the statement of financial position, which remains at fair value. Instead, an amount equal to the correction of value from these assets measured at amortized cost is recognized in “Other comprehensive income” as a cumulative impairment amount with the related charge to income. Cumulative loss recognized in “Other comprehensive income” is reclassified to the statement of income when the assets are derecognized.

3.2.4.5	Credit cards and other revolving credit lines
In the case of credit cards and other revolving lines of credit, the Bank does not limit its exposure to expected losses to the contractual notice period, but rather calculates ECL over a period that reflects the Bank’s expectations of customer behaviors, their unused credit commitments, the probability of default and the Bank’s future risk mitigation expectations, which may include reducing or settling the lines of credit.
The interest rate used to discount the ECL for credit cards is based on the average effective interest rate that is expected to be charged over the expected period of exposure to these lines of credit. This estimate considers that some of these lines of credit may be settled every month fully and consequently no interest would be charged.

3.2.4.6	Write offs
Financial instruments are settled in part or in full after the first month in which the Bank has no reasonable expectations of recovering the financial instrument or part of the instrument. Should the amount to be settled be higher than the loss allowance for accumulated losses, the difference is considered an addition to the loss allowance that is then applied against the gross carrying amount. Any subsequent recovery is disclosed in the statement of income for the year of recovery in “Other operating income”.

3.2.4.7	Forborne and modified loans
The Bank considers a loan forborne when such modification is a result of the borrower’s present or expected financial difficulties. The renegotiation may include the extension of the payment terms and the agreement of new loan conditions. Once the conditions are renegotiated, the impairment is measured using the original effective interest rate as calculated before the conditions were amended. The Bank monitors forborne loans to ensure the continuity of future payments. Derecognition decisions and the classification between Stages 2 and 3 are determined on a case-by-case basis for the commercial portfolio and collectively for the consumer portfolio. Should these procedures identify a loss related to a loan, it is disclosed and managed as an impaired Stage 3 forborne asset until it is collected or derecognized.
When the loan is renegotiated or modified but is not derecognized, the Bank also considers whether the assets should be classified in Stage 3. Once an asset is classified as renegotiated, it will continue in Stage 2 until it is collected in full or impaired (Stage 3).
If the modifications are substantial, the loan is derecognized and a new loan with different conditions is recognized.

3.2.4.8	Valuation of collaterals
To mitigate the risks of its financial instruments, the Bank seeks to use, when possible, collaterals. Collateral comes in various forms, such as cash, securities, letters of credit, real estate, receivables, other non-financial assets and credit enhancements, such as netting arrangements. Collateral, except for attached assets, is not recorded in the Bank’s statement of financial position. However, the fair value of collateral affects the calculation of ECL in certain products and customers assessed on an individual basis. The assessment is usually made at least at the beginning date and it is reassessed on a regular basis.
Whenever possible, the Bank uses active market data to assess the financial instruments maintained as collateral. Other financial instruments that do not have readily determinable market values are valued using internal methods. Non-financial collateral, such as real estate, is valued based on data provided by third parties, such as mortgage brokers.

3.2.5	Collateral repossessed
The Bank’s policy is to determine whether an attached asset can be best used internally or should be sold. Assets determined to be useful internally are transferred to their relevant asset category at the lower of their attached value or the carrying value of the original secured asset.
The assets for which selling is determined to be a better option are transferred to assets held for sale at their fair value (if financial assets) and fair value less cost of sales for non-financial assets at attachment date according to the Bank’s policy.
During the normal course of business, the Bank does not include in its portfolio the properties and other attached assets but rather uses external agents to recover the funds, generally through auctions, to settle the outstanding payable. Any surplus fund is reimbursed to the customer/debtor. Hence, residential properties under attachment proceedings are not booked in the balance sheet.

3.2.6	Financial liabilities
After initial recognition, certain financial liabilities were measured at amortized cost using the effective interest method, except for derivatives that were measured at fair value through profit or loss. Interests were allocated in the consolidated statement of income as “Interest expense”.
Within other financial liabilities the Bank included guarantees granted and eventual liabilities, which must be disclosed in the notes to the Financial Statements, when the documents supporting such credit facilities are issued and are initially recognized at fair value of the commission received, in the statement of financial position. After initial recognition, the liability for each guarantee was recognized at the higher of the amortized commission and the best estimate of the disbursement required to settle any financial obligation arising as a result of the financial guarantee.
Any increase in the liabilities related to a financial guarantee was recognized as income. The commission received has been recognized as “Commissions income” in the consolidated statement of income, based on the amortization thereof following the straight-line method over the effective term of the financial guarantee granted.

3.2.7	Derivative financial instruments
Receivables and payables from forward transactions without delivery of underlying assets
It includes forward purchase and sale transactions of foreign currency without delivery of the traded underlying asset. Such transactions were measured at the fair value of the contracts and were performed by the Bank for intermediation purposes on its own account. The originated income was allocated in the consolidated statement of income as “Net gain from measurement of financial instruments at fair value through profit or loss”.
Derecognition of financial assets and liabilities
A financial asset (or, if applicable, a part of a financial asset or a part of a group of similar financial assets) shall be derecognized when: (i) the contractual rights to the cash flows from the financial asset expire, or (ii) the Bank transfers the contractual rights to receive the cash flows of the financial asset or retains the contractual rights to receive the cash flows of the financial asset, but assumes a contractual obligation to pay the cash flows received immediately to a third party pursuant to a transfer agreement.
A transfer shall qualify for derecognition of the financial asset only if (i) the Bank has transferred substantially all the risks and rewards of ownership of the financial asset, or (ii) it has neither transferred nor retained substantially all the risks and rewards of ownership of the financial asset, but has transferred the control of the financial asset, considering that the control is transferred if, and only if, the transferee has the practical ability to sell the asset in its entirety to an unrelated third party and is able to exercise that ability unilaterally and without needing to impose additional restrictions on the transfer.
If the Bank neither transfers nor retains substantially all the risks and rewards of ownership of a transferred asset, and has retained the control over it, the Bank shall continue to recognize such transferred asset to the extent to which it is exposed to chan ge
s in the value of the transferred asset.
The Bank derecognizes a loan when the terms and conditions have been renegotiated and if, substantially, it becomes a new loan, recognizing the difference for derecognition in profit or loss. If the modification does not generate substantially different cash flows, the modification does not result in derecognition of the loan. The Bank recalculates the gross carrying amount of the assets as present value of modified contractual cash flows, using for the discount the original EIR and recognizes profit or loss from modification as explained in
N
ote 3.2.4.7 “Forborne and modified loans”.
On the other hand, a financial liability is derecognized when the obligation specified in the relevant contract is discharged, cancelled or expires. When there is an exchange between an existing borrower and lender of debt instruments with substantially different terms, or the terms are substantially modified, such exchange or modification shall be accounted for as an extinguishment of the original financial liability and the recognition of a new financial liability, recognizing the difference between the carrying amount of a financial liability extinguished or transferred to another party and the consideration paid, in the consolidated statement of income as “Other operating income”.
Reclassification of financial assets and liabilities – Changes in business model
During the previous fiscal year, the Bank’s Management decided to update the objective related to certain investments, which were reclassified from fair value through OCI to fair value through profit or loss.
In June 2022, the investments reclassified were the Argentine government Treasury bonds in pesos adjusted by CER 2022 and Argentine government Treasury bills in pesos adjusted by CER at discount matured on July 29, 2022 and August 16, 2022. The change in the business model was performed with the objective to optimize the administration of the bonds portfolio, considering the short-duration of the instruments adjusted by CER, maturing in the third quarter of the year and in a context of a narrow volatility for instruments with close maturities. At the reclassification date abovementioned, the fair value of these investments amounted to 276,325,673.
In addition, in August 2022, the investments reclassified were the Argentine government Treasury bonds tied to the US dollar 0.30% maturing April 28, 2023 (TV23). The change in the business model was performed as a result of internal changes in order to optimize the administration of the bonds portfolio. At the reclassification date abovementioned, the fair value of these investments amounted to 149,676,564.
As of December 31, 2023, these investments were collected.

Leases
3.3	Leases
The Bank assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

3.3.1	The Bank as a lessee
The Bank applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets, which payments are recognized as rent expense on a straight-line basis. The Bank recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

•	Right-of-use assets
The Bank recognizes right-of-use assets at the commencement date of the lease. Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. The right of use assets are depreciated on a straight-line basis over the shorter of its estimated useful life and the lease term.
The right-of-use assets are also subject to impairment, as explained in section 3.10 of this note.

•	Lease liabilities
At the commencement date of the lease, the Bank recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees. The lease payments also include the exercise price of a purchase option reasonably certain to be exercised by the Bank and payments of penalties for terminating a lease, if the lease term reflects the Bank exercising the option to terminate. Variable lease payments that do not depend on an index or a rate are recognized as expense in the period on which the event or condition that triggers the payment occurs.
In calculating the present value of lease payments, the Bank uses the incremental borrowing rate at the lease commencement date if the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the in-substance fixed lease payments or a change in the assessment to purchase the underlying asset.

3.3.2	The Bank as a lessor
The Bank grants loans through financial leases, recognizing the current value of lease payments as a financial asset, which is registered in the consolidated statement of financial position in the item “loans and other financing”. The difference between the total lease receivables and the current value of financing is recognized as interest to be accrued. This income is recognized during the term of the lease using the EIR method, which reflects a constant rate of return and is recognized in the consolidated statement of income as “Interest income”. Losses originated for impairment are included in the consolidated statement of income as “Credit loss expense on financial assets”.

Business combinations
3.4	Business combinations
Business combinations are accounted for using the acquisition method. The cost of an acquisition is measured as the aggregate of the consideration transferred, which is measured at acquisition date fair value, and the amount of any non-controlling interests in the acquired company, measured under IFRS.
The Bank determines that it has acquired a business when the acquired set of activities and assets include an input and a substantive process that together significantly contribute to the ability to create outputs. The acquired process is considered substantive if it is critical to the ability to continue producing outputs, and the inputs acquired include an organized workforce with the necessary skills, knowledge, or experience to perform that process or it significantly contributes to the ability to continue producing outputs and is considered unique or scarce or cannot be replaced without significant cost, effort, or delay in the ability to continue producing outputs.
When the Bank acquires a business, it assesses the financial assets and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as of the acquisition date.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9, is measured at fair value with the changes in fair value recognized in the statement of profit or loss. Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognized in profit or loss.
Goodwill is initially measured at cost (being the excess of the aggregate of the consideration transferred and the amount recognized for non-controlling interests and any previous interest held over the net identifiable assets acquired and liabilities assumed). If the fair value of the net assets acquired is in excess of the aggregate consideration transferred, the Group re-assesses whether it has correctly identified all of the assets acquired and all of the liabilities assumed and reviews the procedures used to measure the amounts to be recognized at the acquisition date. If the reassessment still results in an excess of the fair value of net assets acquired over the aggregate consideration transferred, then the gain is recognized in profit or loss. See additionally Note 14.
After initial recognition, goodwill is measured at cost less any accumulated impairment losses as explained in section 3.10.

Investments in associates and joint arrangements
3.5	Investments in associates and joint arrangements
An associate is an entity over which the Bank has significant influence, i.e. the power to participate in the financial and operating policy decisions of such controlled entity, but without having the control thereof.
A joint arrangement is an arrangement of which the Bank and other party or parties have joint control. Under IFRS 11 “Joint Arrangements”, investments in these arrangements are classified as joint ventures or joint operations depending on the contractual rights and obligations of each investor, regardless of the legal structure of the arrangement. A joint venture is an arrangement pursuant to which the parties having joint control of the arrangement have rights to the net assets of such arrangement. A joint operation is an arrangement pursuant to which the parties having joint control of the arrangement have rights to the assets and obligations for the liabilities, relating to the arrangement. The Bank has assessed the nature of its joint arrangements and determined that they are joint ventures.
These investments are accounted for using the equity method from the date on which they become an associate or a joint venture. On acquisition of the investment, any difference between the cost of the investment and the Entity’s share of the net fair value of the investee’s identifiable assets and liabilities are accounted: (i) as a goodwill, which is included in the carrying amount of the investment and is under impairment as explained in section 3.10; or (ii) any excess of the Entity’s share of the net fair value of the investee’s identifiable assets and liabilities over the cost of the investment is included as income. The Bank’s share in the profit or loss after the acquisition of its associates was accounted in the statement of income, and its share in other comprehensive income after the acquisition was accounted for in the consolidated statement of other comprehensive income. See also Note 15.

Property, plant and equipment
3.6	Property, plant and equipment
The Bank chose the cost model for all kinds of assets accounted for in this accounting item. These assets were carried at their cost less any accumulated depreciation and any accumulated impairment losses, if applicable. The historical cost of acquisition includes all expenses directly attributable to the acquisition of the assets. Maintenance and repair costs were accounted for in the consolidated statement of income as incurred. Any replacement and significant improvement of an item of property, plant and equipment is recognized as an asset only when it is likely to produce any future economic benefits exceeding the return originally assessed for such asset.
Depreciation of the items of property, plant and equipment was assessed in proportion to the estimated months of useful life, depreciating completely the acquisition month of the assets and not the derecognition date. In addition, at least at each financial year-end, the Bank reviews if expectations regarding the useful life of each item of property, plant and equipment differ from previous estimates, in order to detect any material changes in useful life which, if confirmed, shall be adjusted applying the relevant correction to the depreciation of property, plant and equipment accounting item. Depreciation charges are recorded in the related statement of income as “Depreciation and amortization of fixed assets”.
The residual value of the assets, as a whole, does not exceed their recoverable amount.

Intangible Assets
3.7	Intangible Assets
Intangible assets acquired separately were initially measured at cost. After initial recognition, they were accounted for at cost less any accumulated depreciation (for those to which finite useful lives have been allocated) and any accumulated impairment losses, if applicable.

For internally generated intangible assets, only disbursements related to development are capitalized while the other disbursements are not capitalized and are recognized in the statement of income for the period in which such expenditure is incurred.
Useful lives of intangible assets may be finite or indefinite.
Intangible assets with finite useful lives are amortized over their economic useful lives and are reviewed in order to determine whether they had any impairment loss to the extent there is any evidence that indicates that the intangible asset may be impaired. The period and method of amortization for an intangible asset with a finite useful life are reviewed at least at the financial year-end of each reporting period. Depreciation charges of intangible assets with finite useful lives are accounted for in the statement of income as “Depreciation and amortization of fixed assets”.
Intangible assets with indefinite useful lives are not amortized and are subject to annual tests in order to determine whether they are impaired, either individually or as part of the cash-generating unit to which such intangible assets were allocated. The Bank has no intangible assets with indefinite useful lives.
The gain or loss arising from the derecognition of an intangible asset shall be determined as the difference between the net disposal proceeds, if any, and the carrying amount of the asset, and it shall be recognized in the Statement of income when the asset is derecognized.
Development expenditure incurred in a specific project shall be recognized as intangible asset when the Bank can demonstrate all of the following:

•	the technical feasibility of completing the intangible asset so that it will be available for use or sale,

•	its intention to complete the intangible asset and use or sell it,

•	how the intangible asset will generate probable future economic benefits,

•	the availability of adequate resources to complete the development, and

•	its ability to measure reliably the expenditure attributable to the intangible asset during its development.
After initial recognition of the development expenditure as an asset, such asset shall be carried at its cost less any accumulated amortization and any applicable accumulated impairment losses. Amortization shall begin when the development phase has been completed and the asset is available for use. The asset amortizes over the period in which the asset is expected to generate future benefits. Amortization is accounted for in the statement of income as “Depreciation and amortization of fixed assets”. During the development phase, the asset is subject to annual tests to determine whether there is any impairment loss.

Investment Property
3.8	Investment Property
The Bank included certain real properties that holds for undetermined future use, which were recognized pursuant to IAS 40 “Investment Property”.
For this kind of property, the Bank chose the cost model as described in Note 3.6 Property, plant and equipment.
An investment property is derecognized on disposal or when the investment property is permanently withdrawn from use and no future economic benefits are expected from its disposal. The difference between the net disposal proceeds and the carrying amount of the asset is recognized in the consolidated statement of income in the period of the retirement or disposal as “Other operating income”.
An entity shall transfer a property to, or from, investment property when, and only when, there is a change in use. For a transfer from investment property to an item of property, plant and equipment, the property’s deemed cost for subsequent accounting is its fair value on the date of change in use. If an item of property, plant and equipment becomes an investment property, the Bank recognizes the asset up to the date of change in use in accordance with the policy established for property, plant and equipment.

Non-current Assets Held for Sale
3.9	Non-current Assets Held for Sale
The Bank reclassifies in this category non-current assets of which the carrying amount will be recovered principally through a sale transaction rather than through continuing use. The asset (or disposal group) must be available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such assets (or disposal groups) and its sale must be highly probable.
Non-current assets classified as held for sale are measured, when they are reclassified to this category, at the lower of carrying amount and fair value less costs to sell and are disclosed in a separate item in the statement of financial position. Once these assets are classified as held for sale, depreciation and amortization ceased.

Profit or loss generated in the sale of assets held for sale is recorded in the consolidated statement of income as “Other operating income”.

Impairment of Non-financial Assets
3.10	Impairment of Non-financial Assets
The Bank evaluates, at least at each fiscal year-end, whether there are any events or changes in the circumstances that may indicate the impairment of non-financial assets or whether there is any evidence that a non-financial asset may be impaired.
When there is any evidence or when an annual impairment test is required for an asset, the Bank shall estimate the recoverable amount of such asset. If the carrying amount of an asset exceeds its recoverable amount, such asset is deemed impaired and its carrying amount shall be reduced to its recoverable amount. As of the date of issuance of these consolidated Financial Statements, there is no evidence of impairment of non-financial assets.

Provisions
3.11	Provisions
The Bank recognizes a provision if and only if the following circumstances are met: (a) the Bank has a present obligation as a result of a past event; (b) it is probable (i.e. it is more likely than not) that an outflow of resources embodying economic benefits will be required to settle the obligation; and (c) a reliable estimate can be made of the amount of the obligation.
In order to determine the amount of provisions, the risks and uncertainties were considered taking into account the opinion of independent and internal legal advisors of the Bank. Where the effect of the time value of money is material, the provisions shall be discounted using a pre-tax rate that reflects, if applicable, current risks specific to the liability. When the discount is recognized, the effect of the provision derived from the lapse of time is accounted for as “Interest expense” in the statement of income. Based on the analysis carried out, the Bank recognized as provision the amount of the best estimate of the expenditure required to settle the present obligation at the end of each fiscal year.
The provisions accounted for by the Bank are reviewed at the end of each reporting period or fiscal year, as applicable, and adjusted to reflect the current best available estimate.
In addition, provisions are recognized with specific allocation to be used only for the expenditures for which they were originally recognized.
In the event: a) the obligation is possible; or b) it is not probable that an outflow of resources will be required for the Bank to settle the obligation; or c) the amount of the obligation cannot be estimated reliably, the contingent liability shall not be recognized and shall be disclosed in notes. Nevertheless, when the possibility of an outflow of resources is remote, no disclosures shall be made.

Recognition of income and expenses
3.12	Recognition of income and expenses
The Bank recognized its streams of income and expenses as is explained below, in accordance with IFRS 9 and 15. The majority of Bank’s income and expenses are related to financial instruments, in general recorded using the effective interest method. The remaining income and expenses are recorded depending on the period in which the performance obligation is satisfied. In Notes 30 to 33 are disclosed the streams and amounts for the years ended December 31, 2023, 2022 and 2021.

3.12.1	Revenue from interest income and interest expense
Revenue from interest received and expenses for interest paid were recognized according to their accrual period, applying the effective interest method, which is explained in section “Financial assets at amortized cost – Effective interest method”.
Revenue from interest received includes the return on fixed income investments and negotiable instruments, as well as the discount and premium on financial instruments.
Bond coupons were recognized at the time they were declared.

3.12.2	Loan commissions
Commission charges and direct incremental costs related with the granting of financing facilities were deferred and recognized adjusting the EIR thereof.

3.12.3	Service commissions
These revenues are recognized when (or to the extent) the Bank satisfies each performance obligation by transferring promised services for an amount that reflects the consideration to which the Bank expects to be entitled in exchange for such services.
The performance obligation, as well as the timing of their satisfaction, are identified, and determined, at the inception date of the contract.
The Bank has generally concluded that it is the principal in its revenue arrangement because it typically controls the services before transferring them to customers.

3.12.3.1	Service commissions where performance obligations are satisfied at a point in time
Services provided where the Bank’s performance obligations are satisfied at a point in time are recognized once control of the services is transferred to the customer. This is typically on completion of the underlying transaction or service or, for fees or components of fees that are linked to a certain performance, after fulfilling the corresponding performance criteria.
The Bank typically has a single performance obligation with respect to these services, which is to successfully complete the transaction specified in the contract.

3.12.3.2	Service commissions where performance obligations are satisfied over certain period of time
Performance obligations satisfied over time are where the customer simultaneously receives and consumes the benefits provided by the Bank’s performance as the Bank performs.

3.12.4	Non-financial revenue and expenses
These items are recognized according to the recognition criteria established in the Conceptual Framework, e.g. revenues should be accrued.

Customer Loyalty Program
3.13	Customer Loyalty Program
The loyalty program offered by the Bank consists in accumulating points generated by purchases made with the credit cards, which can be exchanged by any reward (including, among other offers, products, benefits and awards) available in the program platform.
The Bank concluded that the rewards to be granted originate a separate performance obligation. Therefore, at the end of each fiscal year, the Bank recognized a provision for the rewards to be granted in “Other financial liabilities”.
Based on the variables that the Bank takes into account in order to estimate the fair value of the points granted to customers (and the relation thereof with the exchange of the reward), it is worth mentioning that such estimates are subject to a significant level of uncertainty (and variation) that should be considered. These considerations are described in detail in the section “Accounting judgments, estimates and assumptions” of this note.

Income Tax (see Note 29)
3.14	Income Tax (see Note 29)
Tax expense (tax income) comprises current tax expense (current tax income) and deferred tax expense (deferred tax income). This tax is accounted in the consolidated statement of income, except in the case of accounting items that are to be recognized directly in the statements of other comprehensive income. In this case, each accounting item is presented before assessing their impact on Income Tax, which is accounted for in the relevant accounting item.

•
Current income tax: the consolidated current income tax expense is the sum of the income tax expenses of the different entities that compose the Group (see Note 3), which were assessed, in each case, by applying the tax rate to taxable income, in accordance with Income Tax Law, or equivalent rule or provision, of the countries in which any subsidiary operates.

•
Deferred income tax: it is assessed based on the separate Financial Statements of the Bank and of each of its subsidiaries and reflects the effects of temporary differences between the carrying amount of an asset or liability in the statement of financial position and its tax base. Assets and liabilities are measured using the tax rate that is expected to be applied to taxable income in the years in which these differences are expected to be settled or recovered. The measurement of deferred tax liabilities and deferred tax assets reflects the tax consequences that will follow from the manner in which the Bank and its subsidiaries expect, at the end of the reporting period, to recover or settle the carrying amount of their assets and liabilities. Deferred tax assets and liabilities are measured by their nominal figures, without discount, the tax rates that are expected to be applied in the fiscal year in which the asset shall be realized or the liability shall be settled. Deferred tax assets are recognized when it is probable that taxable profit will be available against which the deductible temporary difference can be utilized.

Earning per share
3.15	Earnings per share
Basic earnings per share shall be calculated by dividing Net profit attributable to parent’s shareholders of the Bank by the weighted average number of ordinary shares outstanding during the fiscal year. See also Note 42.

Fiduciary activities and investment management
3.16	Fiduciary activities and investment management
The Bank renders custody, administration, investment management and advisory services to third parties that originate the holding or placement of assets in the name of such third parties. These assets and income on them are not included in these consolidated Financial Statements, since they are not owned by the Bank. The commissions derived from these activities are accounted for as “Commissions income” in the consolidated statement of income. See also Notes 45, 46 and 49.

New standards adopted in the fiscal year
New standards adopted in the fiscal year
For the fiscal year beginning on January 1, 2023, the following amendments to IFRS are effective:

Amendments to IAS 1 “Presentation of Financial Statements” and IFRS Practice Statement 2 – Disclosures to accounting policies
:
The amendments require that an entity discloses its material accounting policies, instead of its significant accounting policies. They also explain how an entity can identify material accounting policy information and give examples of when accounting policy information is likely to be material. Therefore, a guidance with explanations and examples denominated “four-step materiality process” was as described in the Practice Statement 2.
This amendment did not have a material impact on the disclosures of these consolidated Financial Statements or the annual consolidated Financial Statements.
Amendments to IAS 8 “Accounting policies, changes in accounting estimates and Errors” – Definition of Accounting Estimates
:
The amendments clarify the distinction between changes in accounting estimates and changes in accounting policies and the correction of errors. Also, they clarify how entities use measurement techniques and inputs to develop accounting estimates. The amended standard clarifies that the effects on an accounting estimate of a change in an input or a change in a measurement technique are changes in accounting estimates if they do not result from the correction of prior period errors. The previous definition of a change in accounting estimate specified that changes in accounting estimates may result from new information or new developments. Therefore, such changes are not corrections of errors.
This amendment would be applicable if the Bank performs a change in an accounting estimate, but it is not expected to have a material impact on the Financial Statements.
Amendments to IAS 12 “Income Tax” – Deferred Tax related to Assets and Liabilities arising from a Single Transaction
:
The IASB issued amendments to IAS 12, which narrow the scope of the initial recognition exception under IAS 12, so that it no longer applies to transactions that give rise to equal taxable and deductible temporary differences. The amendments clarify that where payments that settle a liability are deductible for tax purposes, it is a matter of professional judgment (having considered the applicable tax law) whether such deductions are attributable for tax purposes to the liability recognized in the Financial Statements (and interest expense) or to the related asset component (and interest expense). Professional judgment is important in determining whether any temporary differences exist on initial recognition of the asset and liability.
This amendment did not have a material impact on the Financial Statements.
Amendments to IAS 12 “Income Tax” – International Tax Reform-Pillar Two Model Rules:
The IASB issued International Tax Reform - Pillar Two Model Rules in May 2023. This amendment introduces a temporary exception to the accounting for deferred tax assets and liabilities related to Pillar Two income taxes. The amendment also adds targeted disclosure requirements for affected entities, including information about an entity’s exposure to Pillar Two income taxes (before Pillar Two legislation is effective) and current tax expense related to Pillar Two income taxes (when Pillar Two legislation is effective).
At the day of these consolidated Financial Statements, the aforementioned Tax Reform has not been enacted in Argentina. Therefore, this amendment did not have impact on the disclosures of these consolidated Financial Statements.

New pronouncements
New pronouncements
The new and amended standards and interpretations that are issued, but not yet effective, up to the date of issuance of these consolidated Financial Statements are disclosed below. The Bank intends to adopt these standards, if applicable, when they become effective.

a)
Amendments to IFRS 16 “Leases” – Sale and Leaseback: the amendment to IFRS 16 specifies the requirements that a seller-lessee uses in measuring the lease liability arising in a sale and leaseback transaction, to ensure the seller-lessee does not recognize any amount of the gain or loss that relates to the right of use it retains. The amendment does not prescribe specific measurement requirements for lease liabilities arising from a leaseback. The initial measurement of the lease liability arising from a leaseback may result in a seller-lessee determining ‘lease payments’ that are different from the general definition of lease payments. The seller lessee will need to develop and apply an accounting policy that results in information that is relevant and reliable in accordance with IAS 8. This amendment is applicable as of January 1, 2024. The Bank does not expect this standard to have a material impact on the Financial Statements.

b)
Amendments to IAS 7 “Statement of Cash Flows” and IFRS 7 “Financial Instruments: Disclosures” – Supplier Finance Arrangement: the amendments specify disclosure requirements to enhance the current requirements, which are intended to assist users of Financial Statements in understanding the effects of supplier finance arrangements on an entity’s liabilities, cash flows and exposure to liquidity risk. This amendment is applicable as of January 1, 2024. The Bank does not expect this standard to have a material impact on the Financial Statements.

c)
Amendments to IAS 21 “Lack of Exchangeability”: the amendments to this standard will allow an entity to evaluate whether a currency is exchangeable and how to determine a spot exchange rate when exchangeability is lacking. This amendment is applicable as of January 1, 2025. The Bank is evaluating the effects that this amendment would cause in these consolidated Financial Statements.